BANK BORROWINGS	12 Months Ended
Dec. 31, 2011
BANK BORROWINGS
BANK BORROWINGS

15.               BANK BORROWINGS

	At December 31,
	2010	2011
Bank borrowings	$1,564.1	$1,706.7
Analysis as:
Short-term	1,339.1	1,486.7
Long-term, current portion	61.7	86.7
Subtotal	1,400.8	1,573.4
Long-term portion	163.3	133.3
Total	$1,564.1	$1,706.7

As of December 31, 2011, the principal maturities of debt are as follows, which includes the 0.25% Convertible Senior Notes of $3.8 million due 2012 and the 3.00% Convertible Senior Notes of $575.0 million due 2013.

Maturity	Amount
2012	$1,577.2
2013	533.5
2014	130.3
2015	0.3
2016	49.7
Total	$2,291.4

The Company’s bank borrowings bore an annual average interest rate of 4.88% and 4.48% for short-term borrowings and 4.58% and 3.56% for long-term borrowings in 2010 and 2011, respectively. These loans were borrowed from various financial institutions. A total amount of $30.6 million of these loans are restricted to purchase fixed assets as of December 31, 2011. Some borrowings contain financial covenants, such as maintaining a certain level of current ratio, quick ratio and liability to asset ratio, and all of the covenants were met as of December 31, 2011 except for (1) the Company announced significant impairment to assets after the withdrawal, which result in the breach of covenant related to one of its bank borrowings as of December 31, 2011; (2) for one of the non-significant subsidiaries of the Company, the ratio of total liabilities versus total assets did not meet the covenant  of one of its bank borrowings as of December 31, 2011.  The breach has no financial statement effect as the borrowings have already been classified as short-term. None of the facilities contain specific renewal terms but the Company has traditionally negotiated renewal of certain of the facilities shortly before they mature. A summary of the Company’s material borrowing arrangements is as follows:

In January 2011, the Company entered into a three year credit loan facility agreement with China Development Bank. Such facility has a maximum amount of $130 million, which can only be used for working capital. It bears interest of LIBOR plus 292BP. The Company has drawn down $130 million as of December 31, 2011.

In July 2011, the Company entered into a one and a half year credit facility agreement with Bank of China. The facility has a maximum borrowing amount of $436.5 million (CNY 2,750 million), including $7.14 million (CNY 45 million) for working capital and $429 million (CNY 2,705 million) for trade finance. The facility bears interest at 6.56%. The Company has drawn down $7.14 million (CNY 45 million) for working capital and $359 million (CNY 2,261.6 million) for trade finance as of December 31, 2011.